COMMITMENTS AND CONTINGENCIES (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Other Commitments [Abstract]
Undrawn credit facilities	$ 4,212	$ 6,533
Contingencies [Abstract]
Interest receivables on non-performing assets	5,042	2,295
Commitments to Purchase Property and Equipment [Member]
Other Commitments [Abstract]
Commitments	362,592	165,717
Committed Licensing Fee Payable for Licensing of Game Titles [Member]
Other Commitments [Abstract]
Commitments	13,671	2,799
Commitment to Invest in Certain Companies [Member]
Other Commitments [Abstract]
Commitments	183,562	30,136
Minimum [Member]
Other Commitments [Abstract]
Minimum guarantee commitments	$ 62,300	$ 24,473